Selected Account Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Selected Account Information [Abstract]
Schedules of Receivables	Receivables at September 30, 2023 and December 31, 2022 consisted of the following:
	September 30, 2023	December 31, 2022
Trade accounts receivable	$6,924,822	$4,867,749
Vendor rebates receivable	6,060	460
Credit card payments in process of settlement	-	102,917
Retainage	1,241,919	603,442
Total receivables	8,172,801	5,574,568
Allowance for doubtful accounts	(405,172)	(359,000)
Total receivables, net	$7,767,629	$5,215,568

Schedule of Inventories	Inventories at September 30, 2023 and December 31, 2022 consisted of the following:
	September 30, 2023	December 31, 2022
Appliances	$2,113,379	$2,155,839
Eyewear	9,224,632	-
Automotive	1,181,768	934,683
Construction	1,983,242	1,519,345
Total inventories	14,503,021	4,609,867
Less reserve for obsolescence	(545,848)	(425,848)
Total inventories, net	$13,957,173	$4,184,019
Inventories at December 31, 2022 and 2021 consisted of the following:
	December 31, 2022	December 31, 2021
Appliances	$2,155,839	$2,206,336
Automotive	934,683	2,064,834
Construction	1,519,345	1,543,980
Total inventories	4,609,867	5,815,150
Less reserve for obsolescence	(425,848)	(387,848)
Total inventories, net	$4,184,019	$5,427,302

Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses at September 30, 2023 and December 31, 2022 consisted of the following:
	September 30, 2023	December 31, 2022
Trade accounts payable	$9,105,572	$4,129,393
Credit cards payable	380,165	357,964
Accrued payroll liabilities	892,035	824,369
Accrued interest	2,228,397	1,179,875
Accrued dividends	27,480	136,052
Other accrued liabilities	1,182,772	114,116
Total accounts payable and accrued expenses	$13,816,421	$6,741,769